UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           MM Capital, LLC
                ------------------------------------------
Address:        1325 Avenue Of The Americas, 28th Floor
                ------------------------------------------
                New York, New York 10019
                ------------------------------------------


Form 13F File Number: [SEC ASSIGNS AFTER FIRST FILING]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Max Kogler
        -------------------------------------------
Title:         Managing Member
        -------------------------------------------
Phone:         (212) 763-8433
        -------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Max Kogler                New York, NY                 February 16, 2010
------------------------    -----------------------      -----------------------
    [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            --------------
Form 13F Information Table Entry Total:            104
                                            --------------
Form 13F Information Table Value Total:        211,503
                                            --------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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


                           FORM 13F INFORMATION TABLE
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     Column 1                  Column 2   Column 3     Column 4        Column 5                 Column 6  Column 7       Column 8
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  NAME OF ISSUER               TITLE OF     CUSIP        VALUE      SHARES/ PRN  SH/PRN  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
                                 CLASS                  (x1000)         AMT              CALL  DISCRETION  MANAGERS ----------------
                                                                                                                    SOLE SHARED NONE
 Bank of America Corp            Call    060505904      3,172        210,600      SH    Call     SOLE
 Bank of America Corp            Put     060505954      1,904        126,400      SH    Put      SOLE             126,400
 Bank of America Corp            Call    060505904      3,012        200,000      SH    Call     SOLE
 Bank of America Corp            Put     060505954       166         11,000       SH    Put      SOLE              11,000
 Bank of America Corp            Put     060505954       155         10,300       SH    Put      SOLE              10,300
 Bank of New York Mellon Corp    Com     064058100       592         21,170       SH             SOLE              21,170
 Bank of New York Mellon Corp    Put     064058950      1,857        66,400       SH    Put      SOLE              66,400
 BB&T Corp                       Com     054937107       269         10,619       SH             SOLE              10,619
 BB&T Corp                       Put     054937957      1,530        60,300       SH    Put      SOLE              60,300
 Charles Schwab Corp             Call    808513905       715         38,000       SH    Call     SOLE
 Charles Schwab Corp             Put     808513955      1,562        83,000       SH    Put      SOLE              83,000
 Chevron Corp                    Put     166764950       685          8,900       SH    Put      SOLE               8,900
 Chevron Corp                    Call    166764900      7,699        100,000      SH    Call     SOLE
 Chubb Corp                      Call    171232901      1,943        39,500       SH    Call     SOLE
 Citigroup Inc                   Com     172967101      23,359      7,056,978     SH             SOLE           7,056,978
 Citigroup Inc                   Put     172967951       392         118,500      SH    Put      SOLE             118,500
 Citigroup Inc                   Put     172967951      12,307      3,718,200     SH    Put      SOLE           3,718,200
 Citigroup Inc                   Put     172967951       290         87,700       SH    Put      SOLE              87,700
 Citigroup Inc                   Put     172967951       298         90,000       SH    Put      SOLE              90,000
 Citigroup Inc                   Put     172967951       199         60,100       SH    Put      SOLE              60,100
 Citigroup Inc                   Put     172967951       169         51,000       SH    Put      SOLE              51,000
 Citigroup Inc                   Put     172967951        98         29,700       SH    Put      SOLE              29,700
 Citigroup Inc                   Put     172967951      5,167       1,561,000     SH    Put      SOLE           1,561,000
 Citigroup Inc                   Call    172967901      2,714        820,000      SH    Call     SOLE
 Citigroup Inc                   Put     172967951       420         126,900      SH    Put      SOLE             126,900
 Citigroup Inc                   Put     172967951      25,881      7,819,100     SH    Put      SOLE           7,819,100
 Citigroup Inc                   Put     172967951        87         26,300       SH    Put      SOLE              26,300
 Citigroup Inc                   Put     172967951       344         104,000      SH    Put      SOLE             104,000
 Citigroup Inc                   Put     172967951       662         200,000      SH    Put      SOLE             200,000
 Citigroup Inc                   Put     172967951        44         13,300       SH    Put      SOLE              13,300

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
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     Column 1                  Column 2   Column 3     Column 4        Column 5                 Column 6  Column 7       Column 8
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  NAME OF ISSUER               TITLE OF     CUSIP        VALUE      SHARES/ PRN  SH/PRN  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
                                 CLASS                  (x1000)         AMT              CALL  DISCRETION  MANAGERS ----------------
                                                                                                                    SOLE SHARED NONE
 CME Group Inc                   Put     12572Q955      3,360        10,000       SH    Put      SOLE              10,000
 Dendreon Corp                   Call    24823Q907      5,482        208,600      SH    Call     SOLE
 Dendreon Corp                   Put     24823Q957       660         25,100       SH    Put      SOLE              25,100
 Dendreon Corp                   Put     24823Q957      1,214        46,200       SH    Put      SOLE              46,200
 Dendreon Corp                   Com     24823Q107       688         26,198       SH             SOLE              26,198
 Dendreon Corp                   Call    24823Q907      1,091        41,500       SH    Call     SOLE
 Dendreon Corp                   Call    24823Q907       781         29,700       SH    Call     SOLE
 Dendreon Corp                   Put     24823Q957      1,246        47,400       SH    Put      SOLE              47,400
 Dendreon Corp                   Put     24823Q957      1,529        58,200       SH    Put      SOLE              58,200
 Dendreon Corp                   Call    24823Q907       723         27,500       SH    Call     SOLE
 Dendreon Corp                   Put     24823Q957       720         27,400       SH    Put      SOLE              27,400
 Dendreon Corp                   Put     24823Q957      1,353        51,500       SH    Put      SOLE              51,500
 Dendreon Corp                   Put     24823Q957       631         24,000       SH    Put      SOLE              24,000
 Dendreon Corp                   Put     24823Q957       329         12,500       SH    Put      SOLE              12,500
 Dendreon Corp                   Put     24823Q957       775         29,500       SH    Put      SOLE              29,500
 Dendreon Corp                   Put     24823Q957       788         30,000       SH    Put      SOLE              30,000
 Dendreon Corp                   Put     24823Q957      1,091        41,500       SH    Put      SOLE              41,500
 Dendreon Corp                   Call    24823Q907       394         15,000       SH    Call     SOLE
 Energy Select Sector SPDR Fund  Put     81369Y956      5,883        103,200      SH    Put      SOLE             103,200
 Energy Select Sector SPDR Fund  Call    81369Y906      2,668        46,800       SH    Call     SOLE
 Financial Select Sector SPDR F  Call    81369Y905       864         60,000       SH    Call     SOLE
 Financial Select Sector SPDR F  Put     81369Y955       302         21,000       SH    Put      SOLE              21,000
 Financial Select Sector SPDR F  Put     81369Y955       301         20,900       SH    Put      SOLE              20,900
 Goldman Sachs Group Inc         Put     38141G954      2,111        12,500       SH    Put      SOLE              12,500
 Goldman Sachs Group Inc         Put     38141G954      2,111        12,500       SH    Put      SOLE              12,500
 JPMorgan Chase & Co             Call    46625H900      2,813        67,500       SH    Call     SOLE
 JPMorgan Chase & Co             Put     46625H950      4,167        100,000      SH    Put      SOLE             100,000
 JPMorgan Chase & Co             Call    46625H900       754         18,100       SH    Call     SOLE
 JPMorgan Chase & Co             Call    46625H900      1,625        39,000       SH    Call     SOLE
 JPMorgan Chase & Co             Call    46625H900       671         16,100       SH    Call     SOLE
 JPMorgan Chase & Co             Put     46625H950      1,958        47,000       SH    Put      SOLE              47,000
 JPMorgan Chase & Co             Call    46625H900      1,596        38,300       SH    Call     SOLE
 JPMorgan Chase & Co             Put     46625H950       842         20,200       SH    Put      SOLE              20,200
 JPMorgan Chase & Co             Put     46625H950       738         17,700       SH    Put      SOLE              17,700
 JPMorgan Chase & Co             Call    46625H900      2,500        60,000       SH    Call     SOLE
 Kinetic Concepts Inc            Call    49460W908       264          7,000       SH    Call     SOLE
 Kinetic Concepts Inc            Put     49460W958      1,043        27,700       SH    Put      SOLE              27,700

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     Column 1                  Column 2   Column 3     Column 4        Column 5                 Column 6  Column 7       Column 8
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  NAME OF ISSUER               TITLE OF     CUSIP        VALUE      SHARES/ PRN  SH/PRN  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
                                 CLASS                  (x1000)         AMT              CALL  DISCRETION  MANAGERS ----------------
                                                                                                                    SOLE SHARED NONE
 Bank of America Corp            Put     060505954       347         23,035       SH    Put      SOLE              23,035
 Bank of America Corp            Call    060505904       256         17,000       SH    Call     SOLE
 Bank of America Corp            Call    060505904       381         25,330       SH    Call     SOLE
 MetLife Inc                     Com     59156R108       262          7,400       SH             SOLE               7,400
 MetLife Inc                     Put     59156R958       626         17,700       SH    Put      SOLE              17,700
 MetLife Inc                     Put     59156R958       580         16,400       SH    Put      SOLE              16,400
 MetLife Inc                     Put     59156R958      1,414        40,000       SH    Put      SOLE              40,000
 MetLife Inc                     Call    59156R908       230          6,500       SH    Call     SOLE
 Morgan Stanley                  Com     617446448       632         21,366       SH             SOLE              21,366
 Morgan Stanley                  Put     617446958       888         30,000       SH    Put      SOLE              30,000
 National Oilwell Varco Inc      Put     637071951       565         12,804       SH    Put      SOLE              12,804
 PNC Financial Services Group    Put     693475955       744         14,100       SH    Put      SOLE              14,100
 Progressive Group               Put     743315953       860         47,800       SH    Put      SOLE              47,800
 Prudential Financial Inc        Com     744320102       433          8,700       SH             SOLE               8,700
 Prudential Financial Inc        Put     744320952      2,160        43,400       SH    Put      SOLE              43,400
 Simon Property Group            Call    828806909       463          5,800       SH    Call     SOLE
 Simon Property Group            Put     828806959      2,633        33,000       SH    Put      SOLE              33,000
 Simon Property Group            Put     828806959      1,923        24,100       SH    Put      SOLE              24,100
 SPDR S&P 500 ETF Trust          Com     78462F103      2,941        26,387       SH             SOLE              26,387
 SPDR S&P 500 ETF Trust          Put     78462F953      2,262        20,300       SH    Put      SOLE              20,300
 SPDR S&P 500 ETF Trust          Put     78462F953      2,797        25,100       SH    Put      SOLE              25,100
 SPDR S&P 500 ETF Trust          Put     78462F953      3,332        29,900       SH    Put      SOLE              29,900
 SPDR S&P 500 ETF Trust          Put     78462F953      3,321        29,800       SH    Put      SOLE              29,800
 SPDR S&P 500 ETF Trust          Put     78462F953      4,435        39,800       SH    Put      SOLE              39,800
 SPDR S&P 500 ETF Trust          Call    78462F903      3,889        34,900       SH    Call     SOLE
 SPDR S&P 500 ETF Trust          Call    78462F903       557          5,000       SH    Call     SOLE
 SPDR S&P 500 ETF Trust          Call    78462F903      1,114        10,000       SH    Call     SOLE
 SPDR S&P 500 ETF Trust          Call    78462F903      1,114        10,000       SH    Call     SOLE
 SPDR S&P 500 ETF Trust          Call    78462F903      2,229        20,000       SH    Call     SOLE
 Travelers Cos Inc               Put     89417E959      2,244        45,000       SH    Put      SOLE              45,000
 Travelers Cos Inc               Call    89417E909      1,207        24,200       SH    Call     SOLE
 US Bancorp                      Call    902973904      1,074        47,700       SH    Call     SOLE
 US Bancorp                      Put     902973954      1,351        60,000       SH    Put      SOLE              60,000

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     Column 1                  Column 2   Column 3     Column 4        Column 5                 Column 6  Column 7       Column 8
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  NAME OF ISSUER               TITLE OF     CUSIP        VALUE      SHARES/ PRN  SH/PRN  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
                                 CLASS                  (x1000)         AMT              CALL  DISCRETION  MANAGERS ----------------
                                                                                                                    SOLE SHARED NONE
 US Bancorp                      Call    902973904      3,377        150,000      SH    Call     SOLE
 Wells Fargo & Co                Com     949746101       260          9,629       SH             SOLE               9,629
 Wells Fargo & Co                Put     949746951      2,686        99,500       SH    Put      SOLE              99,500
 Wells Fargo & Co                Call    949746901      2,159        80,000       SH    Call     SOLE

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